UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Investments

John Hancock

California Tax-Free Income Fund

Semiannual Report

11.30.13

A look at performance

Total returns for the period ended November 30, 2013

										Tax-
	Average annual total			Cumulative total				SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13	11-30-13

Class A	–8.25	6.38	3.65	–8.15	–8.25	36.23	43.15	3.40	3.39	6.93

Class B	–9.35	6.19	3.43	–8.98	–9.35	35.01	40.15	2.81	2.71	5.73

Class C	–5.59	6.50	3.28	–5.14	–5.59	37.02	38.07	2.81	2.70	5.73

Index 1†	–2.91	6.92	4.70	–1.91	–2.91	39.74	58.22	—	—	—

Index 2†	–3.51	6.26	4.40	–2.45	–3.51	35.44	53.85	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-14 for Class B, and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class A the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B*	Class C*
Net (%)	0.84	1.59	1.59
Gross (%)	0.84	1.69	1.69

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class B and Class C shares. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the the Barclays California Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	California Tax-Free Income Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	11-30-03	$14,015	$14,015	$15,822	$15,385

Class C3	11-30-03	13,807	13,807	15,822	15,385

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays California Municipal Bond Index is an unmanaged index composed of California investment-grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to 12-14-12, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays California Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and a state tax rate of 13.3%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | California Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$961.70	$4.18

Class B	1,000.00	957.20	7.85

Class C	1,000.00	958.00	7.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	California Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.80	$4.31

Class B	1,000.00	1,017.00	8.09

Class C	1,000.00	1,017.00	8.09

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.85%, 1.60%, and 1.60% for Class A, Class B, Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | California Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings (28.3% of Net Assets on 11-30-13)[1,2]

Golden State Tobacco Securitization Corp., 5.000%, 6-1-35	5.2%

Santa Ana Financing Authority, 6.250%, 7-1-24	4.6%

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-15-36	2.7%

State of California, 6.500%, 4-1-33	2.5%

Commonwealth of Puerto Rico, 6.500%, 7-1-15	2.4%

California State Public Works Board, 5.000%, 12-1-19	2.3%

Inglewood Unified School District, 5.250%, 10-15-26	2.2%

San Joaquin Hills Transportation Corridor Agency, Zero Coupon, 1-1-22	2.2%

State of California, 5.000%, 4-1-43	2.1%

San Bernardino County, 5.500%, 8-1-17	2.1%

Sector Composition[1,3]

General Obligation Bonds	18.8%	Education	8.8%

Revenue Bonds		Health Care	6.5%

Facilities	18.3%	Utilities	1.4%

Other Revenue	17.8%	Water & Sewer	1.3%

Transportation	13.6%	Pollution	0.9%

Tobacco	12.0%	Short-Term Investments & Other	0.6%

Quality Composition[1,4]

AAA	4.3%

AA	12.0%

A	39.3%

BBB	23.2%

BB	7.4%

B	4.3%

Not Rated	8.9%

Short-Term Investments & Other	0.6%

1 As a percentage of net assets on 11-30-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. The fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. If the fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc., ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

10	California Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 99.4%				$238,055,953

(Cost $230,715,756)

California 93.3%				223,424,259

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08-15-38	1,000,000	1,045,239

ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08-01-39	1,000,000	1,119,510

Anaheim Certificates of Participation
Convention Center (D)(P)(S)	11.826	07-16-23	2,000,000	2,018,560

Anaheim Public Financing Authority
Public Improvement Project, Series C (D)(Z)	Zero	09-01-18	3,000,000	2,676,930

Belmont Community Facilities
Library Project, Series A (D)	5.750	08-01-24	1,000,000	1,161,920

California County Tobacco
Securitization Agency
Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,652,887

California County Tobacco
Securitization Agency
Kern County Corp., Series A	6.125	06-01-43	5,000,000	4,690,000

California County Tobacco
Securitization Agency
Public Improvements	5.250	06-01-21	3,590,000	3,448,016

California County Tobacco
Securitization Agency
Stanislaus Funding, Series A	5.500	06-01-33	600,000	573,072

California Educational Facilities Authority	5.000	02-01-26	1,130,000	1,286,098

California Educational Facilities Authority	5.000	02-01-26	3,395,000	3,063,580

California Educational Facilities Authority
Woodbury University	5.000	01-01-25	1,800,000	1,786,320

California Educational Facilities Authority
Woodbury University	5.000	01-01-30	2,000,000	1,896,080

California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04-01-39	2,500,000	2,516,200

California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07-01-23	1,000,000	1,020,490

California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10-01-33	1,000,000	1,143,060

California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11-15-36	1,000,000	1,008,690

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

California Infrastructure & Economic
Development Bank
California Independent System Operator,
Series A	6.250	02-01-39	2,000,000	$2,140,640

California Infrastructure & Economic
Development Bank
Performing Arts Center	5.000	12-01-27	500,000	513,150

California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11-01-23	2,000,000	2,063,840

California State Public Works Board
Department of Corrections, Series A (D)	5.000	12-01-19	5,000,000	5,546,950

California State Public Works Board
Department of Corrections, Series C	5.500	06-01-18	5,000,000	5,001,450

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	2,000,000	2,264,320

California State Public Works Board
Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,001,960

California State University
College and University Revenue, Series A	5.250	11-01-34	1,000,000	1,064,430

California Statewide Communities
Development Authority (D)	5.375	11-15-44	1,500,000	1,509,165

California Statewide Communities
Development Authority
American Baptist Homes West	6.250	10-01-39	2,000,000	2,053,800

California Statewide Communities
Development Authority
Senior Living of Southern California	7.250	11-15-41	1,700,000	1,837,768

California Statewide Communities
Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10-01-38	2,000,000	1,924,200

California Statewide Communities
Development Authority
University of California — Irvine	5.750	05-15-32	1,230,000	1,260,037

California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,306,875

California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05-01-37	4,000,000	3,691,000

Center Unified School District, Series C (D)(Z)	Zero	09-01-16	2,145,000	2,067,287

Cloverdale Community Development Agency	5.500	09-01-38	3,000,000	2,277,450

Contra Costa County Public Financing
Authority, Series A (D)	5.000	06-01-28	1,230,000	1,233,615

Corona Community Facilities District
No. 97-2	5.875	09-01-23	910,000	912,730

East Side Union High School District-Santa
Clara County (D)	5.250	09-01-24	2,500,000	2,880,250

Folsom Public Financing Authority, Series B	5.125	09-01-26	1,000,000	993,910

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	6,615,000	3,256,895

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	30,000,000	6,489,600

Fresno Sewer System Revenue, Series A–1 (D)	5.250	09-01-19	1,000,000	1,115,560

Golden State Tobacco Securitization Corp.,
Series A (D)	5.000	06-01-35	12,750,000	12,519,225

12	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Inglewood Unified School District (D)	5.250	10-15-26	5,000,000	$5,373,950

Kern County, Capital Improvements Project,
Series A (D)	5.750	08-01-35	1,000,000	1,100,370

Laguna Salada Union School District,
Series C (D)(Z)	Zero	08-01-26	1,000,000	563,010

Lancaster School District
School Improvements (D)(Z)	Zero	04-01-19	1,730,000	1,561,844

Lancaster School District
School Improvements (D)(Z)	Zero	04-01-22	1,380,000	1,087,261

Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05-15-18	2,660,000	3,194,022

Long Beach Special Tax Community Facilities
District 6-Pike Project	6.250	10-01-26	2,480,000	2,480,595

Los Angeles Community College District
2008 Election, Series A	6.000	08-01-33	4,000,000	4,587,920

Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400	09-01-22	605,000	607,922

Los Angeles County Public Works
Financing Authority
Multiple Capital Projects II	5.000	08-01-42	1,000,000	1,002,720

M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11-01-39	2,500,000	2,936,400

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000,000	3,023,520

Morgan Hill Redevelopment Agency
Successor Agency	5.000	09-01-33	1,750,000	1,811,373

Oakland Unified School District/
Alameda County	6.625	08-01-38	1,000,000	1,066,330

Orange County Improvement Bond Act 1915,
Series B	5.750	09-02-33	1,365,000	1,366,174

Paramount Unified School District, Series B (D)(Z)	Zero	09-01-25	4,735,000	2,789,057

Pasadena California Certificates Participation
Refunding Old Pasadena Parking
Facility Project	6.250	01-01-18	525,000	578,088

Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11-01-36	1,530,000	1,275,087

Riverside County Transportation Commission,
Series A	5.750	06-01-48	1,000,000	992,270

San Bernardino County
Capital Facilities Project, Escrowed to
Maturity, Series B	6.875	08-01-24	350,000	463,988

San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08-01-17	4,855,000	5,049,394

San Bruno Park School District
School Improvements, Series B (D)(Z)	Zero	08-01-21	1,015,000	784,219

San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03-01-40	1,000,000	1,009,540

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	1,000,000	1,000,450

San Diego Redevelopment Agency
City Heights, Series A	5.800	09-01-28	1,395,000	1,393,479

San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09-01-17	1,600,000	1,380,816

San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09-01-18	1,700,000	1,368,942

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Diego Unified School District, Election of
1998, Series A (D)(Z)	Zero	07-01-21	2,500,000	$1,959,700

San Francisco City & County
Redevelopment Agency
Department of General Services Lease, No. 6,
Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,224,338

San Francisco City & County
Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000	08-01-41	1,000,000	1,064,060

San Francisco City & County Redevelopment
Financing Authority
Mission Bay South Redevelopment, Series D	6.625	08-01-39	1,000,000	1,093,750

San Francisco City & County Redevelopment
Financing Authority
San Francisco Redevelopment Projects,
Series B	6.625	08-01-39	700,000	758,030

San Joaquin County
County Administration Building (D)	5.000	11-15-29	2,965,000	3,017,095

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-14	5,000,000	4,999,400

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-22	6,500,000	5,261,685

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Series A	5.750	01-15-21	5,000,000	5,001,900

San Mateo County Joint Power Authority (D)	5.000	07-01-21	1,815,000	2,016,156

Santa Ana Financing Authority
Police Administration & Holding Facility,
Series A (D)	6.250	07-01-19	1,790,000	2,055,457

Santa Ana Financing Authority
Police Administration & Holding Facility,
Series A (D)	6.250	07-01-24	10,000,000	11,025,700

Santa Fe Springs Community
Development Commission
Construction Redevelopment Project,
Series A (D)(Z)	Zero	09-01-20	1,275,000	1,001,449

Santa Margarita Water District	5.625	09-01-43	775,000	772,148

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,138,000

State of California	5.000	09-01-41	1,500,000	1,523,985

State of California	5.000	10-01-41	2,000,000	2,032,280

State of California	5.000	04-01-43	5,000,000	5,085,550

State of California	5.000	11-01-43	2,000,000	2,035,940

State of California
Public Improvements	5.125	04-01-23	2,000,000	2,031,280

State of California
Recreation Facilities and
School Improvements	6.500	04-01-33	5,000,000	5,935,800

State of California
Water, Utility and Highway Improvements	5.250	03-01-30	2,000,000	2,187,940

Stockton Public Financing Authority	6.250	10-01-40	1,150,000	1,230,546

14	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06-01-31	2,000,000	$2,002,080

Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01-01-29	1,000,000	1,111,750

Vallejo Sanitation & Flood Control District (D)	5.000	07-01-19	1,528,000	1,580,410

West Covina Redevelopment Agency
Fashion Plaza	6.000	09-01-22	3,000,000	3,396,330

Puerto Rico 6.1%				14,631,694

Commonwealth of Puerto Rico	6.500	07-01-15	6,000,000	5,850,600

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	2,500,000	1,802,825

Commonwealth of Puerto Rico, Series A	5.375	07-01-33	1,250,000	908,475

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07-01-38	80,000	60,290

Puerto Rico Highway &
Transportation Authority
Prerefunded, Series Z (D)	6.250	07-01-14	940,000	973,511

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series Z (D)	6.250	07-01-14	2,310,000	2,313,373

Puerto Rico Industrial Tourist Education Medical
& Environment Authority
Hospital de la Concepcion	6.500	11-15-20	500,000	502,560

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,220,060

			Par value	Value

Short-Term Investments 0.5%				$1,200,000

(Cost $1,200,000)

Repurchase Agreement 0.5%

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070%
to be repurchased at $1,200,007 on 12-2-13, collateralized by
$1,169,500 U.S. Treasury Notes, 2.125% due 12-31-15 (valued at
$1,224,077, including interest)			1,200,000	1,200,000

Total investments (Cost $231,915,756)† 99.9%				$239,255,953

Other assets and liabilities, net 0.1%				$349,287

Total net assets 100.0%				$239,605,240

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	15

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	17.6%
Assured Guaranty Municipal Corp.	6.8%
Financial Guaranty Insurance Company	5.2%
Ambac Financial Group, Inc.	3.3%
California Mortgage Insurance	1.1%
Assured Guaranty Corp.	0.5%

Total	34.5%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $230,051,158. Net unrealized appreciation aggregated $9,204,795, of which $13,818,763 related to appreciated investment securities and $4,613,968 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-13:

General Obligation Bonds	18.8%

Revenue Bonds
Facilities	18.3%
Other Revenue	17.8%
Transportation	13.6%
Tobacco	12.0%
Education	8.8%
Health Care	6.5%
Utilities	1.4%
Water & Sewer	1.3%
Pollution	0.9%
Short-Term Investments & Other	0.6%

Total	100.0%

16	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $231,915,756)	$239,255,953
Cash	496,156
Receivable for fund shares sold	161,098
Interest receivable	3,204,386
Other receivables and prepaid expenses	32,689

Total assets	243,150,282

Liabilities

Payable for investments purchased	1,809,885
Payable for fund shares repurchased	1,307,192
Distributions payable	214,333
Payable to affiliates
Accounting and legal services fees	5,494
Transfer agent fees	13,680
Distribution and service fees	25,842
Trustees’ fees	25,035
Investment management fees	109,197
Other liabilities and accrued expenses	34,384

Total liabilities	3,545,042

Net assets	$239,605,240

Net assets consist of

Paid-in capital	$234,054,320
Undistributed net investment income	588,225
Accumulated net realized gain (loss) on investments	(2,377,502)
Net unrealized appreciation (depreciation) on investments	7,340,197

Net assets	$239,605,240

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($207,641,603 ÷ 19,974,771 shares)[1]	$10.40
Class B ($1,944,563 ÷ 186,978 shares)[1]	$10.40
Class C ($30,019,074 ÷ 2,887,740 shares)[1]	$10.40

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.89

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	17

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 11-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,697,510

Expenses

Investment management fees	689,810
Distribution and service fees	328,267
Accounting and legal services fees	24,407
Transfer agent fees	82,725
Trustees’ fees	5,960
State registration fees	7,585
Printing and postage	7,148
Professional fees	32,046
Custodian fees	17,459
Registration and filing fees	13,155
Other	6,892

Total expenses	1,215,454
Less expense reductions	(23,490)

Net expenses	1,191,964

Net investment income	5,505,546

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	(3,072,133)
Change in net unrealized appreciation (depreciation) of investments	(13,291,520)

Net realized and unrealized loss	(16,363,653)

Decrease in net assets from operations	($10,858,107)

18	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$5,505,546	$11,316,605
Net realized gain (loss)	(3,072,133)	820,548
Change in net unrealized appreciation (depreciation)	(13,291,520)	(10,560)

Increase (decrease) in net assets resulting from operations	(10,858,107)	12,126,593

Distributions to shareholders
From net investment income
Class A	(4,856,552)	(10,029,977)
Class B	(40,291)	(85,302)
Class C	(571,528)	(1,039,549)

Total distributions	(5,468,371)	(11,154,828)

From fund share transactions	(20,309,689)	1,652,293

Total increase (decrease)	(36,636,167)	2,624,058

Net assets

Beginning of period	276,241,407	273,617,349

End of period	$239,605,240	$276,241,407

Undistributed net investment income	$588,225	$551,050

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$11.06	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61
Net investment income[3]	0.24	0.46	0.48	0.49	0.50	0.36	0.47
Net realized and unrealized gain
(loss) on investments	(0.67)	0.04	0.94	(0.26)	0.61	(0.65)	(0.25)
Total from investment operations	(0.43)	0.50	1.42	0.23	1.11	(0.29)	0.22
Less distributions
From net investment income	(0.23)	(0.46)	(0.47)	(0.48)	(0.49)	(0.36)	(0.46)
From net realized gain	—	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.23)	(0.46)	(0.47)	(0.48)	(0.49)	(0.37)	(0.47)
Net asset value, end of period	$10.40	$11.06	$11.02	$10.07	$10.32	$9.70	$10.36
Total return (%)[4,5]	(3.83)[6]	4.55	14.43	2.29	11.69	(2.63)[6]	2.18

Ratios and supplemental data

Net assets, end of period
(in millions)	$208	$241	$243	$224	$250	$248	$294
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.86[7]	0.84	0.86	0.86	0.85	0.91[7,8]	0.81
Expenses net of fee waivers	0.85[7]	0.84	0.86	0.86	0.85	0.91[7,8]	0.81
Net investment income	4.49[7]	4.15	4.56	4.79	4.97	5.10[7]	4.45
Portfolio turnover (%)	8	7	9	2	9	26	22

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

20	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$11.07	$11.03	$10.07	$10.32	$9.70	$10.36	$10.61
Net investment income[3]	0.20	0.38	0.40	0.40	0.41	0.30	0.38
Net realized and unrealized gain
(loss) on investments	(0.67)	0.03	0.95	(0.26)	0.61	(0.65)	(0.25)
Total from investment operations	(0.47)	0.41	1.35	0.14	1.02	(0.35)	0.13
Less distributions
From net investment income	(0.20)	(0.37)	(0.39)	(0.39)	(0.40)	(0.30)	(0.37)
From net realized gain	—	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.20)	(0.37)	(0.39)	(0.39)	(0.40)	(0.31)	(0.38)
Net asset value, end of period	$10.40	$11.07	$11.03	$10.07	$10.32	$9.70	$10.36
Total return (%)[4,5]	(4.28)[6]	3.76	13.67	1.43	10.75	(3.25)[6]	1.31

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$3	$2	$2	$4	$7	$10
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[7]	1.69	1.71	1.71	1.70	1.76[7,8]	1.66
Expenses net of fee waivers	1.60[7]	1.59	1.62	1.71	1.70	1.76[7,8]	1.66
Net investment income	3.73[7]	3.40	3.79	3.92	4.12	4.25[7]	3.59
Portfolio turnover (%)	8	7	9	2	9	26	22

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	21

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$11.06	$11.02	$10.07	$10.32	$9.70	$10.36	$10.61
Net investment income[3]	0.20	0.38	0.40	0.40	0.41	0.30	0.38
Net realized and unrealized gain
(loss) on investments	(0.66)	0.03	0.94	(0.26)	0.61	(0.65)	(0.25)
Total from investment operations	(0.46)	0.41	1.34	0.14	1.02	(0.35)	0.13
Less distributions
From net investment income	(0.20)	(0.37)	(0.39)	(0.39)	(0.40)	(0.30)	(0.37)
From net realized gain	—	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.20)	(0.37)	(0.39)	(0.39)	(0.40)	(0.31)	(0.38)
Net asset value, end of period	$10.40	$11.06	$11.02	$10.07	$10.32	$9.70	$10.36
Total return (%)[4,5]	(4.20)[6]	3.77	13.56	1.43	10.76	(3.25)[6]	1.31

Ratios and supplemental data

Net assets, end of period
(in millions)	$30	$33	$29	$26	$25	$17	$14
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[7]	1.69	1.71	1.71	1.70	1.76[7,8]	1.66
Expenses net of fee waivers	1.60[7]	1.59	1.62	1.71	1.70	1.76[7,8]	1.66
Net investment income	3.74[7]	3.40	3.79	3.95	4.11	4.22[7]	3.60
Portfolio turnover (%)	8	7	9	2	9	26	22

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

22	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock California Tax-Free Income Fund (the fund), the sole series of John Hancock California Tax-Free Income Fund (the Trust), is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

Semiannual report | California Tax-Free Income Fund	23

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $406. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

24	California Tax-Free Income Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2013, the fund has a capital loss carryforward of $937,776 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2017	2018

$731,359	$206,417

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are distributed at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and distributions payable.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | California Tax-Free Income Fund	25

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.500% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.475% of the next $1,000,000,000 of the fund’s average daily net assets; and (d) 0.450% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Accordingly, the fee limitations amounted to $6,082, $62 and $860 for Class A, Class B, and Class C shares, respectively for the six months ended November 30, 2013.

The investment management fees, including the impact of the waivers and/or reimbursements as described above, incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Service Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.15%
Class B	1.00%
Class C	1.00%

26	California Tax-Free Income Fund | Semiannual report

The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class B and Class C shares. This waiver agreement will remain in effect through September 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $1,088 and $15,398 for Class B and Class C shares, respectively, for the six months ended November 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $88,327 for the six months ended November 30, 2013. Of this amount, $14,045 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $73,071 was paid as sales commissions to broker-dealers and $1,211 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $0, $3,755 and $1,703 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other retail share classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$163,400	$71,849
Class B	10,889	716
Class C	153,978	10,160
Total	$328,267	$82,725

Semiannual report | California Tax-Free Income Fund	27

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	696,015	$7,256,863	2,659,701	$29,614,660
Distributions reinvested	359,033	3,753,249	675,066	7,512,939
Repurchased	(2,855,157)	(30,036,980)	(3,567,974)	(39,724,603)

Net decrease	(1,800,109)	($19,026,868)	(233,207)	($2,597,004)

Class B shares

Sold	19,011	$207,035	46,439	$518,547
Distributions reinvested	3,477	36,379	5,973	66,511
Repurchased	(62,764)	(660,497)	(46,281)	(516,659)

Net increase (decrease)	(40,276)	($417,083)	6,131	$68,399

Class C shares

Sold	180,588	$1,909,050	643,100	$7,162,575
Distributions reinvested	34,265	358,132	50,256	559,345
Repurchased	(298,972)	(3,132,920)	(317,698)	(3,541,022)

Net increase (decrease)	(84,119)	($865,738)	375,658	$4,180,898

Total net increase (decrease)	(1,924,504)	($20,309,689)	148,582	$1,652,293

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $19,853,443 and $35,393,604, respectively, for the six months ended November 30, 2013.

28	California Tax-Free Income Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | California Tax-Free Income Fund	29

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	53SA 11/13
MF167889	1/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 24, 2014